SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Net income per common share amounts
Income from continuing operations	$ 44.7	$ 62.0	$ 70.8	$ 66.8	$ 28.0	$ 35.9	$ 49.1	$ 44.6	$ 244.3	$ 157.6	$ 141.7
(Loss) income from discontinued operations, net of tax									(28.5)	57.8	48.4
Net income	$ 42.7	$ 46.5	$ 68.8	$ 57.8	$ 49.0	$ 58.3	$ 64.2	$ 43.9	$ 215.8	$ 215.4	$ 190.1
Weighted-average number of common shares outstanding									98.4	102.6	105.8
Dilutive shares (additional common shares issuable under employee stock-based awards)									1.7	0.9	1.0
Weighted-average number of common shares outstanding, assuming dilution									100.1	103.5	106.8
Net income (loss) per common share:
Continuing operations (in dollars per share)	$ 0.46	$ 0.63	$ 0.71	$ 0.67	$ 0.28	$ 0.36	$ 0.47	$ 0.42	$ 2.48	$ 1.54	$ 1.34
Discontinued operations (in dollars per share)	$ (0.02)	$ (0.16)	$ (0.02)	$ (0.09)	$ 0.21	$ 0.22	$ 0.15		$ (0.29)	$ 0.56	$ 0.46
Net income per common share (in dollars per share)	$ 0.44	$ 0.47	$ 0.69	$ 0.58	$ 0.49	$ 0.58	$ 0.62	$ 0.42	$ 2.19	$ 2.10	$ 1.80
Net income (loss) per common share, assuming dilution:
Continuing operations (in dollars per share)	$ 0.45	$ 0.62	$ 0.70	$ 0.66	$ 0.28	$ 0.35	$ 0.47	$ 0.42	$ 2.44	$ 1.52	$ 1.33
(Loss) income from discontinued operations, net of tax (in dollars per share)	$ (0.02)	$ (0.15)	$ (0.02)	$ (0.09)	$ 0.20	$ 0.22	$ 0.15	$ (0.01)	$ (0.28)	$ 0.56	$ 0.45
Net income per common share, assuming dilution (in dollars per share)	$ 0.43	$ 0.47	$ 0.68	$ 0.57	$ 0.48	$ 0.57	$ 0.62	$ 0.41	$ 2.16	$ 2.08	$ 1.78
Stock-based compensation awards excluded from the computation of net income per common share, assuming dilution									7	12	11